Expense Example {- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2010 Fund	Aug. 03, 2022 USD ($)
Fidelity Advisor Freedom Blend 2010 Fund- Class A
Expense Example:
1 year	$ 639
3 years	774
5 years	922
10 years	1,350
Fidelity Advisor Freedom Blend 2010 Fund- Class M
Expense Example:
1 year	440
3 years	630
5 years	836
10 years	1,430
Fidelity Advisor Freedom Blend 2010 Fund- Class C
Expense Example:
1 year	244
3 years	446
5 years	771
10 years	1,486
Fidelity Advisor Freedom Blend 2010 Fund- Class I Advisor
Expense Example:
1 year	42
3 years	132
5 years	230
10 years	518
Fidelity Advisor Freedom Blend 2010 Fund- Class Z
Expense Example:
1 year	32
3 years	100
5 years	174
10 years	$ 393